Taxation (Details) - PRC	12 Months Ended	81 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Sales of audio, video products and books
Taxation
Statutory VAT rate (as a percent)	9.00%	9.00%
Sales of other products
Taxation
Statutory VAT rate (as a percent)	13.00%	13.00%
Online advertising and other services
Taxation
Statutory VAT rate (as a percent)	6.00%
Percentage of cultural undertaking development fees	3.00%
Express Delivery Services
Taxation
Statutory VAT rate (as a percent)	6.00%
Transportation Services
Taxation
Statutory VAT rate (as a percent)	9.00%